SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	$ 747,976	$ 747,976
LWL Inatigbles	1,468,709
License	354,322	354,322
Patents	190,789	190,789
Accumulated Amortization	(75,220)	(63,344)
Net Fixed Assets	$ 2,686,576	$ 1,229,743